RELATED-PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related-party Balances And Transactions
Schedule of transactions with subsidiaries, jointly controlled entities, associates, exclusive funds and other related parties

		Consolidated
		12/31/2022				12/31/2021
		Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total
Assets
Current Assets
Investments	(1)			1,768,915	1,768,915			2,579,990	2,579,990
Trade receivables (note 6)	(2)	48,236	1,182	59,716	109,134	8,159	1,667	134,570	144,396
Dividends receivable (note 9)	(3)		77,377		77,377		61,898	14,980	76,878
Loans (note 9)	(4)		5,383		5,383		4,511		4,511
Other receivables (note 9)		30		1,828	1,858			1,828	1,828
		48,266	83,942	1,830,459	1,962,667	8,159	68,076	2,731,368	2,807,603
Non-current Assets
Investments	(1)			140,510	140,510			132,523	132,523
Loans (note 9)	(4)	3,678	1,381,095		1,384,773	3,626	1,139,602		1,143,228
Actuarial asset (note 9)				35,477	35,477			59,111	59,111
Other receivables (note 9)	(5)		1,484,759		1,484,759		927,077		927,077
		3,678	2,865,854	175,987	3,045,519	3,626	2,066,679	191,634	2,261,939
		51,944	2,949,796	2,006,446	5,008,186	11,785	2,134,755	2,923,002	5,069,542

Liabilities
Current Liabilities
Trade payables			93,115	37,448	130,563	21	62,730	14,712	77,463
Accounts payable			23,555	24,134	47,689		28,442		28,442
Provision for consumption			61,398		61,398		22,182		22,182
			178,068	61,582	239,650	21	113,354	14,712	128,087
Non-current Liabilities
Accounts payable			53,356		53,356		66,606		66,606
			53,356		53,356		66,606		66,606
			231,424	61,582	293,006	21	179,960	14,712	194,693

Schedule of transactions with subsidiaries, joint ventures, associates, exclusive funds and other related parties, by transaction - statement of income

	Consolidated
	12/31/2022				12/31/2021
	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total
P&L
Sales	234,150	34,924	2,442,586	2,711,660	274,978	2,250	3,244,017	3,521,245
Cost and expenses	(66)	(1,538,194)	(216,110)	(1,754,370)	(1,065)	(1,273,740)	(119,500)	(1,394,305)
Financial income (expenses)
Interest (note 28)		144,355	29,828	174,183	251	49,293	32,246	81,790
Exchange rate variations and monetary, net			(13,584)	(13,584)
Financial investments (1)			(1,198,164)	(1,198,164)			94,866	94,866
	234,084	(1,358,915)	1,044,556	(80,275)	274,164	(1,222,197)	3,251,629	2,303,596

Consolidated Information:

(1)	Financial investments: Refers mainly to investments in Usiminas shares, cash and cash equivalents and Bonds with Banco Fibra and government bonds and CDBs with the exclusive funds.

(2)	Accounts receivables: refers mainly to sales transactions of steel products from the Company to related parties.

(3)	Dividends receivable: refers to interest on equity from CSN Mineração S.A. in the amount of R$59,469 (R$320,945 as of December 31, 2021) and Mineração Nacional S.A. in the amount of R$14,785 (R$56,344 in December 2021).

(4)	Loans (Assets): Long term: refers mainly to loan agreements with Transnordestina Logística R$1,384,773 (R$1,123,375 as of December 31, 2021) with an average rate of 125.0% to 130.0% of CDI.

(5)	Others (Assets): refers advance for future capital increase with Transnordestina Logística S.A. of R$1,484,759 as of December 31, 2022 (R$927,076 as of December 31, 2021).

Schedule of key management personnel

	12/31/2022	12/31/2021	12/31/2020
	P&L
Short-term benefits for employees and officers	52,001	46,747	40,522
Post-employment benefits	266	192	111
	52,267	46,939	40,633

Schedule of guarantees

	Currency	Maturities	Borrowings		Tax foreclosure		Others		Total
			12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Transnordestina Logísitca	R$	Up to 09/19/2056 and Indefinite	2,096,291	2,486,926	9,365	12,627	3,853	3,384	2,109,509	2,502,937

Controladas do Grupo	R$	Up to 12/21/2024 and indefinite		771	197	197	2,163	2,754	2,360	3,722

CSN Mineração	R$	Up to 12/21/2024	540,946	846,284					540,946	846,284

Total in R$			2,637,237	3,333,981	9,562	12,824	6,016	6,138	2,652,815	3,352,943

CSN Inova Ventures	US$	01/28/2028	1,300,000	1,300,000					1,300,000	1,300,000

CSN Resources	US$	Up to 04/17/2026	1,150,000	1,450,000					1,150,000	1,450,000

CSN Cimentos	US$	Indefinite	115,000					1,025,000	115,000	1,025,000

Total in US$			2,565,000	2,750,000				1,025,000	2,565,000	3,775,000

Lusosider Aços Planos	EUR	Indefinite					75,000	75,000	75,000	75,000
Total in EUR							75,000	75,000	75,000	75,000
Total in R$			13,867,929	15,346,375			396,780	479,795	14,264,709	21,540,463
			16,505,166	18,680,356	9,562	12,824	402,796	485,933	16,917,524	24,893,406